Leases - Schedule of Maturity Analysis Under the Lease Agreement (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024
Schedule of Maturity Analysis Under the Lease Agreement [Abstract]
2025	$ 535,720	$ 575,360
2026	492,318	535,719
2027	508,885	492,318
2028		508,885
2028 and beyond		2,765,250
Total maturity lease	4,734,564	4,877,532
Less: present value discount	(1,092,894)	(1,150,349)
Lease liability	$ 3,641,670	$ 3,727,183